Description of Business and Summary of Significant Accounting Policies (Policies)	5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business
Description of Business
ESS Tech, Inc. (the “Company”) was founded as Energy Storage Systems, LLC in Portland, Oregon in 2011. The Company converted to a Delaware corporation and changed its name to ESS Tech, Inc. in 2014. The Company does not have any subsidiaries.
The Company develops long-duration iron flow batteries for commercial and utility-scale energy storage applications requiring four or more hours of flexible energy capacity. The Company’s products are designed for a
25-year
operating life without performance degradation, with minimal annual operations and maintenance requirements.
The Company is in the research and development phase. Its product is still being developed and does not yet meet standard specifications to be sold (“Commercially Available”).

Description of Business—
ESS Tech, Inc. (the “Company”) was founded as Energy Storage Systems, LLC in Portland, Oregon in 2011. The Company converted to a Delaware corporation and changed its name to ESS Tech, Inc. in 2014. The Company does not have any subsidiaries.
The Company develops long-duration iron flow batteries for commercial and utility-scale energy storage applications requiring four or more hours of flexible energy capacity.
The Company’s products are designed for a 25-year operating life without performance degradation, with minimal annual operations and maintenance requirements.
The Company is in the research and development phase. Its product is still being developed and has not met standard specifications to be sold (“Commercially Available”).

Basis of Presentation
Basis of presentation
The accompanying condensed financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”). Certain information and note disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. Accordingly, these condensed financial statements should be read in conjunction with the audited financial statements and accompanying notes for the year ended December 31, 2020. The condensed balance sheet as of December 31, 2020, included herein, was derived from the audited financial statements of the Company as of that date.
The unaudited condensed financial statements, in the opinion of management, reflect all adjustments necessary to present fairly the Company’s financial position as of June 30, 2021 and the Company’s results of operations and comprehensive loss, redeemable convertible preferred stock and stockholders’ deficit activities, and the cash flows for the three and six months ended June 30, 2021 and 2020. The results for the three and six months ended June 30, 2021 are not necessarily indicative of the results to be expected for the year ending December 31, 2021, any interim period or for any other future year.

Basis of Presentation
—The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Company did not have any comprehensive income (loss) during fiscal years 2020 and 2019, therefore the Company has not included a statement of comprehensive income (loss) in its financial statements.

Emerging Growth Company
Emerging Growth Company
Section 102(b)(1) of the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company is keeping its election to be able to defer the adoption of a new or revised standard at the time private companies are required to adopt the new or revised standard.
This may make comparison of the Company’s financial statements with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Emerging	Growth Company
Section 102(b)(1) of the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company is keeping its election to be able to defer the adoption of a new or revised standard at the time private companies are required to adopt the new or revised standard.
This may make comparison of the Company’s financial statement with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Liquidity and Going concern
Liquidity and Going concern
In connection with preparing financial statements for each interim and annual reporting period, the Company evaluates whether there are conditions or events, considered in the aggregate, that raise substantial doubt about its ability to continue as a going concern within one year after the date on which the financial statements are issued in accordance with FASB Accounting Standards Update
No. 2014-15,
Presentation of Financial Statements—Going
Concern (Subtopic
205-40):
Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (“ASU
2014-15”)
.
The Company’s financial statements have been prepared assuming that it will continue as a going concern
,
which contemplates continuity of operations, realization of assets, and liquidation of liabilities in the normal course of business.
As of June 30, 2021, the Company had approximately $1,822 thousand in cash and cash equivalents. As also reflected in the condensed financial statements, the Company had an accumulated deficit on June 30, 2021 and December 31, 2020 and has had recurring net losses and net cash used in operating activities for the reporting periods then ended. These factors coupled with the available cash on hand on June 30, 2021, compared to management’s operating plan raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date the condensed financial statements are issued. The accompanying condensed financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result in the Company not being able to continue as a going concern, other than the reclassification of notes payable, non-current
and the related debt issuance costs to current liabilities. The principal payments and accrued interest due under the notes payable agreements have been classified as current liabilities as of June 30, 2021 and December 31, 2020 due to the considerations discussed above and the assessment that the material adverse change clause under the notes payable agreements is not within the Company’s control. The Company has not been notified of an event of default by the Lenders as of the date of issuance of these condensed financial statements.
The Company’s plan is to seek additional funding through the completion of a business combination with ACON S2 Acquisition Corp. (“ACON”). On May 6, 2021, the Company entered into a definitive business combination agreement with ACON, a special purpose acquisition company (“SPAC”). The merger is valued at $1.07 billion and is projected to provide $465,000 thousand net cash. The transaction is expected to close in the latter half of 2021.
At this time, the Company is focused on completing the business combination with ACON, which is subject to the approval of the shareholders of both companies, regulatory approval from the Securities and Exchange Commission and other customary closing conditions, and is limited in its efforts to raise additional capital from secondary sources. If the Company is unable to complete the business combination with ACON, then the Company would have to pursue a secondary course of action to seek additional capital through other debt and equity financings.
If the Company is unable to raise sufficient additional capital, through future debt or equity financings or through strategic and collaborative ventures with third parties, then the Company will not have sufficient cash flows and liquidity to fund its planned business operations for the year following the date the unaudited condensed financial statements were available to be issued. There can be no assurances that the Company will be able to complete the business combination, or that in the event that the business combination does not take place, the Company will be able to secure alternate forms of financing at terms that are acceptable to management, if at all. If the Company is unable to raise additional capital when required or on acceptable terms, or unable to continue as a going concern, then the Company may be required to scale back or discontinue development of its product, reduce headcount, file for bankruptcy, reorganize, merge with another entity, cease operations, and/or stockholders may lose all or part of their investment in the Company’s stock.

Liquidity	and Going concern
In connection with preparing financial statements for each annual reporting period, the Company evaluates whether there are conditions or events, considered in the aggregate, that raise substantial doubt about its ability to continue as a going concern within one year after the date on which the financial statements are issued in accordance with FASB Accounting Standards Update No. 2014-15,
Presentation of Financial Statements—Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (“ASU 2014-15”)
.
The Company’s financial statements have been prepared assuming that it will continue as a going concern
,
which contemplates continuity of operations, realization of assets, and liquidation of liabilities in the normal course of business.
As of December 31, 2020, the Company had $4,901 thousand of cash and cash equivalents. As reflected also in the financial statements, the Company had an accumulated deficit on December 31, 2020, and has had recurring net losses and net cash used in operating activities for the reporting period then ended. These factors coupled with the available cash on hand compared to management’s operating plan raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date the financial statements are issued. The financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result in the Company not being able to continue as a going concern, other than the reclassification of notes payable, non-current and the related debt issuance costs to current liabilities. The principal payments and accrued interest due under the notes payable agreements have been classified as current liabilities as of December 31, 2020 due to the considerations discussed above and the assessment that the material adverse change clause under the notes payable agreements is not within the Company’s control. The Company has not been notified of an event of default by the Lenders as of the date of issuance of these financial statements.
The Company’s plan is to seek additional funding through the completion of a business combination with ACON S2 Acquisition Corp. (“ACON”) (see Note 17). At this time, the Company is focused on completing the business combination with ACON, which is subject to the approval of the shareholders of both companies, regulatory approval from the Securities and Exchange Commission and other customary closing conditions, and is limited in its efforts to raise additional capital from secondary sources. If the Company is unable to complete the business combination with ACON, then the Company would have to pursue a secondary course of action to seek additional capital through other debt and equity financings.
If the Company is unable to raise sufficient additional capital, through future debt or equity financings or through strategic and collaborative ventures with third parties, then the Company will not have sufficient cash flows and liquidity to fund its planned business operations for the year following the date the audited financial statements were available to be issued, as of June 16, 2021. There can be no assurances that the Company will be able to complete the business combination, or that in the event that the business combination does not take place, the Company will be able to secure alternate forms of financing at terms that are acceptable to management, if at all. If the Company is unable to raise additional capital when required or on acceptable terms, or unable to continue as a going concern, then the Company may be required to scale back or discontinue the development of its product, reduce headcount, file for bankruptcy, reorganize, merge with another entity, cease operations, and/or stockholders may lose all or part of their investment in the Company’s stock.

Risks and Uncertainties
Significant Risks and Uncertainties
The Company is subject to those risks common in the technology industry and also those risks common to early-stage companies including, but not limited to, the possibility of not being able to successfully develop or market its products, technological obsolescence, competition, dependence on key personnel and key external alliances, the successful protection of its proprietary technologies, compliance with government regulations, and the possibility of not being able to obtain additional financing when needed.
COVID-19
presents material uncertainty and risk with respect to the Company, its performance, and its financial results and could adversely affect the Company’s financial position and results.

Risks and Uncertainties
—The Company is subject to a number of risks associated with companies of similar size in its industry, including, but not limited to, the need for successful development of products, the need for additional capital and financing to fund the operations, competition from substitute products and services from larger companies, legal protection of proprietary technology, patent litigation, dependence on key individuals, and risks associated with changes in information technology.
In March 2020, the World Health Organization declared the outbreak of a novel corona virus as a pandemic. The pandemic has reached every region of the world and has resulted in widespread adverse impacts on the global economy. In response, the Company has modified certain business and workforce practices (including discontinuing all non-essential business travel, implementing a temporary work-from-home policy for employees who can execute their work remotely and encouraging employees to adhere to local and regional social distancing, more stringent hygiene and cleaning protocols across the Company’s facilities and operations and self-quarantining recommendations) to conform to government restrictions and best practices encouraged by governmental and regulatory authorities. However, the quarantine of personnel or the inability to access the Company’s facilities or customer sites could adversely affect the Company’s operations. As of the date of this report, the Company’s efforts to respond to the challenges presented by the conditions described above have allowed the Company to minimize the impacts to its business.

Segment information
Segment information
The Company has determined that its Chief Executive Officer (“CEO”) is its chief operating decision maker (“CODM”). The CEO reviews financial information presented for purposes of assessing performance and making decisions on how to allocate resources. The Company has determined that it operates in a single reportable segment.
All the Company’s operations and long-lived assets were attributable to operations in the United States as of June 30, 2021 and December 31, 2020.

Segment information
—The Company has determined that its Chief Executive Officer (“CEO”) is its chief operating decision maker (“CODM”). The CEO reviews financial information presented for purposes of assessing performance and making decisions on how to allocate resources. The Company has determined that it operates in a single reportable segment.
All the Company’s operations and long-lived assets were attributable to operations in the United States as of December 31, 2020 and 2019.

Use of Estimates
Use of Estimates
The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities as of the date of the financial statements and the reported amounts of expenses during the reporting periods. Such es
t
imates relate to, among others, the useful lives and assessment of recoverability of property and equipment, deferred tax assets valuation, determination of the fair value of the Company’s common and preferred stock, warrant liabilities, Series
C-2
Redeemable Convertible Preferred Stock Issuance Right, as well as other accruals. These estimates are based on historical trends, market pricing, current events and other relevant assumptions and data points. Actual results could differ from those estimates and such differences may be material to the financial statements.

Use of Estimates
—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities as of the date of the financial statements and the reported amounts of expenses during the reporting periods. Such estimates relate to, among others, the useful lives and assessment of recoverability of property and equipment, deferred tax assets valuation, determination of the fair value of the Company’s redeemable convertible preferred stock, warrant liabilities, Series C-2 Convertible Preferred Stock Issuance Right (see note 10), 2018 Convertible Note Automatic Conversion Rights (see note 10), as well as other accruals These estimates are based on historical trends, market pricing, current events and other relevant assumptions and data points. Actual results could differ from those estimates and such differences may be material to the financial statements.

Concentration of Supply Chain Risk
Concentration of Supply Chain Risk
The Company uses various raw materials and components that are critical to the future manufacturing of its energy storage solutions. Suppliers must undergo a qualification process, which typically requires four to twelve months to complete. The Company does not know whether it will be able to maintain long-term supply relationships with its critical suppliers, or secure new long-term supply relationships on terms that will allow it to achieve its objectives, if at all. A supplier’s failure to develop and supply components in a timely manner or to supply components that meet the Company’s quality, quantity, cost requirements or technical specifications, or the Company’s inability to source these components from alternative providers on a timely basis or on terms acceptable to the Company could each harm the Company’s ability to manufacture its energy storage solutions at the time when its products are commercially ready. In addition, to the extent the processes that the Company’s suppliers use to manufacture components are proprietary, the Company may be unable to obtain comparable components from alternative suppliers, all of which could harm the Company’s business prospects, results of operations and financial condition.

Concentration of Supply Chain Risk
—The Company uses various raw materials and components that are critical to the future manufacturing of its energy storage solutions. There is a limited number of suppliers for some of the key components of the Company’s products. The Company does not know whether it will be able to maintain long-term supply relationships with its critical suppliers, or secure new long-term supply relationships on terms that will allow it to achieve its objectives, if at all. A supplier’s failure to develop and supply components in a timely manner or to supply components that meet the Company’s quality, quantity, cost requirements or technical specifications, or the Company’s inability to source these components from alternative providers on a timely basis or on terms acceptable to the Company could each harm the Company’s ability to manufacture its energy storage solutions at the time when its products are commercially ready. In addition, to the extent the processes that the Company’s suppliers use to manufacture components are proprietary, the Company may be unable to obtain comparable components from alternative suppliers, all of which could harm the Company’s business prospects, results of operations and financial condition.

Concentration of Credit Risk
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentration of credit risk consist of cash and cash equivalents and restricted cash. The Company’s cash and cash equivalents include cash in bank accounts and a money market account. The Company’s restricted cash includes a certificate of deposit and performance and payment bond. Deposits held with banks may exceed the amount of insurance provided on such deposits.

Concentration of Credit Risk
—Financial instruments that potentially subject the Company to concentration of credit risk consist of cash and cash equivalents and restricted cash. The Company’s cash and cash equivalents include cash in bank accounts and a money market account. The Company’s restricted cash includes a certificate of deposit and performance and payment bond. Deposits held with banks may exceed the amount of insurance provided on such deposits.

Net loss per share
Net loss per share
— The Company follows the two-class method when computing net income (loss) per common share when shares are issued that meet the definition of participating securities. Under this method, net earnings are reduced by the amount of dividends declared in the current period for common shareholders and participating security holders. The remaining earnings or “undistributed earnings” are allocated between common stock and participating securities to the extent that each security may share in earnings as if all the earnings for the period had been distributed. Once calculated, the earnings per common share is computed by dividing the net income (loss) attributable to common shareholders by the weighted average number of common shares outstanding during each year presented. Diluted income (loss) attributable to common shareholders per common share has been computed by dividing the net income (loss) attributable to common shareholders by the weighted average number of common shares outstanding plus the dilutive effect of options, warrants and redeemable convertible preferred stock outstanding during the applicable periods computed using the treasury method. In cases where the Company has a net loss, no dilutive effect is shown as options, warrants and redeemable convertible preferred stock become anti-dilutive.

Cash and Cash Equivalents
Cash and Cash Equivalents
—The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents. Cash equivalents are recorded at carrying value, which approximates fair value. Cash and cash equivalents include cash in bank accounts and money market funds.

Restricted Cash
Restricted Cash
—Restricted cash is required as collateral for certain of the Company’s lease agreements and contractual supply and service arrangements. Restricted cash includes a certificate of deposit for the Company’s lease agreements and a performance and payment bond for the Company’s supply and service arrangements. The certificate of deposit and bond are recorded at carrying value, which approximates fair value. Restricted cash amounts are reported in the balance sheets as current or non-current depending on when the cash will be contractually released.

Grants Receivable
Grants Receivable
—The Company receives funding from federal agencies for research and development activities related to its products. Under certain circumstances, up to the entire amount of funding may need to be repaid to the grantor in the form of a success fee in future periods if the Company monetizes the results of the activities funded by the grantor.
The portion of such funding that the Company may be required to repay in certain circumstances is recorded in accrued and other liabilities and was $186 thousand and $0 for the years ended December 31, 2020 and 2019, respectively. The portion of such funding that the Company is not required to repay is recorded as a reduction of research and development costs and was $40 thousand and $20 thousand for the years ended December 31, 2020 and 2019, respectively. Grants receivable balance was $0 as of December 31, 2020 and 2019.

Property and Equipment
Property and Equipment
—Property and equipment are stated at cost, net of depreciation. Depreciation is provided using the straight-line method over the estimated useful lives of the assets, which range from three to seven years. Leasehold improvements are amortized over the lesser of the estimated useful lives of the assets or the remaining lease term. Expenditures for maintenance and repairs are charged to the Statements of Operations. Expenditures which materially increase values, change capacities, or extend useful lives are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are recognized in other expense, net.
The Company evaluates the recoverability of property and equipment for possible impairment whenever events or circumstances indicate that the carrying amount of such assets may not be recoverable. The Company assesses the alternative use of an asset, the condition of the asset and the current market demand to determine if an asset is impaired. No impairment was recognized during the years ended December 31, 2020 and 2019.

Debt Issuance Costs
Debt Issuance Costs
—Costs incurred in connection with the issuance of the Company’s long-term debt have been recorded as a direct reduction of the debt amount and are amortized over the life of the associated debt as a component of interest expense using the effective interest method.

Revenue Recognition
Revenue Recognition
—The Company is in the research and development phase and has not recognized any revenue in fiscal years 2020 and 2019. The Company will recognize revenue in compliance with the requirements of, and the guidance provided by Accounting Standards Codification (ASC”) 606 -
Revenue from Contracts with Customers (Topic 606)
.

Sales and Marketing
Sales and Marketing
—Sales and marketing costs consist of compensation and employee benefits of marketing and sales personnel and related support teams, stock-based compensation, depreciation as well as travel, trade show sponsorships and events, conferences, and internet advertising costs. Advertising costs are expensed as incurred. The Company incurred advertising costs of $8 thousand and $9 thousand for the years ended December 31, 2020 and 2019, respectively.

Research and Development
Research and Development
—Research and development costs consist primarily of product development material costs, consumables, maintenance spare parts, raw materials, components, scrap, freight costs, compensation and employee benefits, stock-based compensation, depreciation charges, consulting services, and other direct expenses, net of government grants.

General and Administrative
General and Administrative
—General and administrative costs include executive and administrative compensation and employee benefits, depreciation charges, professional services fees, insurance costs, bad debt, other allocated costs, such as facility-related expenses, supplies, and other fixed costs and stock-based compensation.

Stock-Based Compensation
Stock-Based Compensation
—The Company accounts for stock-based compensation in accordance with ASC 718,
Compensation – Stock Compensation (“ASC 718”)
.
The Company measures compensation expense for all stock-based payment awards for stock options granted to employees and non-employees based on the estimated fair values on the date of the grant. The fair value of each stock option granted is estimated using the Black-Scholes Merton option-pricing model using the single-option award approach. The following assumptions are used in the Black-Scholes Merton option-pricing model:
Risk-Free Interest Rate
—The risk-free interest rate is based on the implied yield available on the date of grant on U.S. Treasury zero-coupon issued with a term that is equal to the option’s expected term at the grant date.
Expected Volatility
—The Company estimates the volatility for option grants by evaluating the average historical volatility of a peer group of companies for the period immediately preceding the option grant for a term that is approximately equal to the option’s expected term.
Expected Term
— The expected term for employees represents the period over which options granted are expected to be outstanding using the simplified method, as the Company’s historical share option exercise experience does not provide a reasonable basis upon which to estimate the expected term. The simplified method deems the term to be the average of the time-to-vesting and contractual life of the stock-based awards. For non-employee options, the expected term is the full term of the option.
Dividend Yield
—The Company has not declared or paid dividends to date and does not anticipate declaring dividends. A such, the dividend yield has been estimated to be zero.
In accordance with ASU 2016-09, the Company may account for forfeitures as they occur or use estimated forfeitures. The Company elected to use actual forfeitures. The share-based compensation expense is recognized using a straight-line basis over the requisite service periods of the awards. The requisite service period is generally the vesting period of such options, and the stock-based compensation expense is presented as a component of operating expenses within the statements of operations.
The Company recognizes all excess tax benefits and deficiencies for share-based awards as an income tax expense or benefit in the statements of operations. Excess tax benefits are classified with other income tax in the cash flows as an operating activity.
The Company accounts for stock-based compensation for nonemployees in accordance with ASC 505 “
Equity Based Payments to Nonemployees” (“ASC 505”)
. The Company records the expense of such services based on the estimated fair value of the equity instrument using the Black-Scholes Merton option-pricing model. The value of the equity instrument is charged to earnings as service is rendered.

Income Taxes
Income Taxes
—The Company accounts for income taxes under the asset and liability method. Under this method, deferred taxes are determined based on the temporary differences between the financial statement and tax basis of assets and liabilities using tax rates expected to be in effect during the years in which the basis differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in the statement of operations in the period that includes the enactment date. The Company provides for a valuation allowance when it is more likely than not that some portion of, or all of the Company’s deferred tax assets will not be realized. In making such determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. As of December 31, 2020 and 2019, the Company has recorded a full valuation allowance against its deferred tax assets.
ASC 740,
Accounting for Income Taxes,
requires that the tax benefit of net operating losses, temporary differences and credit carryforwards be recorded as an asset to the extent that management assesses that realization is “more likely than not.” Realization of the future tax benefits is dependent on the Company’s ability to generate sufficient taxable income within the carryforward period. Because of the Company’s history of operating losses, management believes that recognition of the deferred tax assets arising from the above-mentioned future tax benefits is currently not likely and, accordingly, has provided a valuation allowance for fiscal years 2020 and 2019.
The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties as of December 31, 2020 and 2019 as the Company is currently not aware of any issues under review that could result in significant payments, accruals, or material deviation from its position.

Fair Value
Fair Value
—The Company follows ASC 820,
Fair Value Measurements
, which establishes a common definition of fair value to be applied when U.S. GAAP requires the use of fair value, establishes a framework for measuring fair value, and requires certain disclosure about such fair value measurements.
ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about what market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the reliability of inputs as follows:
Level 1:
Observable inputs such as quoted prices in active markets for identical assets or liabilities to which the Company has access at a measurement date.
Level 2:
Observable inputs other than level 1 quoted prices that are observable for the asset or liability, either directly or indirectly; these include quoted prices for similar assets or liabilities in an active market, quoted prices for identical assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3:
Unobservable inputs for which little or no market data exists and for which the Company must develop its own assumptions regarding the assumptions that market participants would use in pricing the asset or liability, including assumptions regarding risk.
Because of the uncertainties inherent in the valuation of assets or liabilities for which there are no observable inputs, those estimated fair values may differ significantly from the values that may have been used had a ready market for the assets or liabilities existed.

Recently Issued Accounting Standards
Recent Accounting Standards
Management does not believe that any recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the Company’s financial statements.

Recently Issued Accounting Standards
In February 2016, the Financial Accounting Standards Board (“FASB”) issued No. ASU 2016-02,
Leases (Topic 842)
which superseded previous guidance related to accounting for leases. This new guidance requires lessees to recognize most leases on their balance sheets as lease right-of-use assets with corresponding lease liabilities and eliminates certain real estate-specific provisions. In July 2019, the FASB issued ASU No. 2019-11
, Leases (Topic 842)
. The ASU provides an optional transition method that entities can use when adopting the new standard and a practical expedient that permits lessors to not separate non-lease components from the associated lease component if certain conditions are met. The new standard is effective for fiscal years beginning after December 15, 2021, with early adoption permitted. A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. The Company is currently evaluating the impact that the standard will have on its financial statements and related disclosures and expects the impact will be material to the Balance Sheet.
In June 2016, the FASB issued ASU No. 2016-13,
Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
 (“ASU 2016-13”), which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. ASU 2016-13 replaces the existing incurred loss impairment model with a forward-looking expected credit loss model, which will result in earlier recognition of credit losses. ASU 2016-13 is effective for nonpublic entities for fiscal years beginning after December 15, 2022, and interim periods within those fiscal years. The Company is currently evaluating the impact that the standard will have on its financial statements and related disclosures.
In December 2019, the FASB issued ASU No. 2019-12,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
 (“ASU 2019-12”), which simplifies the accounting for income taxes. ASU 2019-12 is effective for nonpublic entities for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The Company is currently evaluating the impact that the standard will have on its financial statements and related disclosures.
In August 2020, the FASB issued ASU 2020-06
,
Debt—
Debt with Conversion and Other Options (Subtopic 470-20)
and Derivatives and Hedging—
Contracts in Entity’s Own Equity (Subtopic 815-40)
—Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”). ASU 2020-06 reduces the number of accounting models for convertible debt instruments and redeemable convertible preferred stock. For convertible instruments with conversion features that are not required to be accounted for as derivatives under Topic 815,
Derivatives and Hedging
, or that do not result in substantial premiums accounted for as paid-in capital, the embedded conversion features no longer are separated from the host contract. ASU 2020-06 also removes certain conditions that should be considered in the derivatives scope exception evaluation under Subtopic 815-40,
Derivatives and Hedging—Contracts in Entity’s Own Equity
, and clarify the scope and certain requirements under Subtopic 815-40. In addition, ASU 2020-06 improves the guidance related to the disclosures and earnings-per-share (EPS) for convertible instruments and contracts in an entity’s own equity. ASU 2020-06 is effective for public companies for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. For all other companies, the amendments are effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Company is currently evaluating the impact that the standard will have on its financial statements and related disclosures.

Significant Accounting Policies		Significant Accounting Policies There have been no material changes in the significant accounting policies described in our Audited Financial Statements as of and for the year ended December 31, 2020.
Accounting Standards Pending Adoption
Accounting Standards Pending Adoption
There have been no material changes in the accounting standards pending adoption described in the Company’s audited financial statements for the year ended December 31, 2020.